Cover	Feb. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2021
Entity File Number	001-10986
Entity Registrant Name	MISONIX, INC.
Entity Central Index Key	0000880432
Entity Tax Identification Number	84-1856018
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1938 New Highway
Entity Address, City or Town	Farmingdale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11735
City Area Code	(631)
Local Phone Number	694-9555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.0001 par value
Trading Symbol	MSON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false